Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 30, 2019	Mar. 27, 2021
Operating Leased Assets [Line Items]
Weighted average remaining lease term operating leases		5 years
Weighted average discount rate operating leases		10.00%
Operating leases, rent expense	$ 15.4